Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000085712
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 20,938	$ 21,587	$ 20,982	$ 21,669	$ 21,355	$ 20,758	$ 20,377	$ 20,243	$ 19,248	$ 20,028	$ 19,369	$ 18,575	$ 18,469	$ 17,538	$ 16,099	$ 16,544	$ 17,294	$ 17,812	$ 17,268	$ 16,336	$ 16,673	$ 16,310	$ 15,781	$ 16,296	$ 15,035	$ 15,651	$ 14,270	$ 13,350	$ 14,819	$ 15,686	$ 14,564	$ 16,035	$ 15,879	$ 17,298	$ 16,999	$ 17,620	$ 18,513	$ 17,736	$ 18,222	$ 17,387	$ 18,123	$ 17,735	$ 17,463	$ 17,357	$ 16,989	$ 16,323	$ 15,759	$ 15,373	$ 15,514	$ 14,857	$ 13,175	$ 13,631	$ 14,068	$ 13,229	$ 12,722	$ 12,331	$ 11,659	$ 10,565	$ 12,449	$ 13,553	$ 13,725	$ 13,327	$ 13,017	$ 12,661	$ 12,371	$ 12,603	$ 12,618	$ 11,842	$ 12,564	$ 12,119	$ 11,927	$ 11,605	$ 10,762	$ 11,661	$ 11,572	$ 12,539	$ 12,445	$ 12,368	$ 11,975	$ 12,047	$ 12,009	$ 11,908	$ 12,146	$ 12,715	$ 12,057	$ 11,918	$ 11,703	$ 11,475	$ 11,235	$ 11,222	$ 10,959	$ 10,914	$ 10,654	$ 10,481	$ 10,305	$ 10,048	$ 9,803	$ 9,571	$ 9,491	$ 9,692	$ 9,633	$ 9,604	$ 9,248	$ 9,377	$ 9,307	$ 9,164	$ 8,622	$ 8,687	$ 9,099	$ 9,420	$ 9,642	$ 9,138	$ 9,610	$ 10,452	$ 10,395	$ 10,880	$ 10,880	$ 10,404	$ 10,662	$ 10,000	$ 10,000
C000085710
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 21,471	22,157	21,526	22,212	21,885	21,290	20,910	20,737	19,745	20,522	19,830	19,038	18,907	17,967	16,480	16,924	17,701	18,217	17,650	16,722	17,031	16,645	16,137	16,649	15,369	15,971	14,572	13,631	15,134	15,995	14,855	16,354	16,179	17,636	17,329	17,950	18,861	18,066	18,570	17,698	18,441	18,053	17,763	17,665	17,280	16,596	16,009	15,624	15,781	15,098	13,383	13,838	14,284	13,429	12,906	12,508	11,837	10,728	12,634	13,737	13,908	13,501	13,192	12,836	12,524	12,755	12,785	11,989	12,708	12,264	12,069	11,733	10,877	11,792	11,691	12,669	12,567	12,491	12,098	12,162	12,124	12,023	12,255	12,823	12,167	12,016	11,801	11,562	11,315	11,315	11,041	10,989	10,730	10,545	10,378	10,110	9,854	9,627	9,537	9,738	9,672	9,643	9,288	9,414	9,334	9,199	8,654	8,726	9,125	9,457	9,668	9,163	9,638	10,474	10,409	10,899	10,891	10,417	10,674	10,008	10,000
PIMCO INDEX: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,261	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,781	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,164	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
PIMCO INDEX: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,261	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,781	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,164	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
PIMCO INDEX: 50% MSCI EAFE Index/50% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI EAFE Index/50% S&P 500 Index
Account Value	$ 24,040	24,614	23,978	24,764	24,390	23,717	23,235	23,008	22,035	22,792	22,074	21,310	21,072	20,083	18,390	18,974	19,783	20,335	19,699	18,658	19,020	18,612	18,056	18,474	17,235	17,739	16,361	15,328	16,896	17,676	16,504	18,090	18,006	19,486	19,071	19,536	20,565	19,623	20,162	19,251	20,006	19,537	19,236	19,121	18,749	17,998	17,417	16,992	17,170	16,471	14,547	15,047	15,545	14,642	14,081	13,711	13,113	11,960	13,724	15,021	15,183	14,721	14,379	13,977	13,653	13,944	13,933	13,084	13,857	13,397	13,227	12,857	11,983	12,877	12,755	13,773	13,675	13,585	13,178	13,218	13,207	13,033	13,323	13,892	13,184	13,007	12,745	12,504	12,226	12,210	11,915	11,889	11,594	11,391	11,230	10,935	10,678	10,398	10,310	10,513	10,448	10,437	9,999	10,156	10,112	9,948	9,328	9,421	10,033	10,182	10,246	9,476	9,848	10,555	10,339	10,591	10,551	10,291	10,453	9,874	10,000
PIMCO INDEX: 50% MSCI EAFE Index/50% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI EAFE Index/50% S&P 500 Index
Account Value	$ 24,040	$ 24,614	$ 23,978	$ 24,764	$ 24,390	$ 23,717	$ 23,235	$ 23,008	$ 22,035	$ 22,792	$ 22,074	$ 21,310	$ 21,072	$ 20,083	$ 18,390	$ 18,974	$ 19,783	$ 20,335	$ 19,699	$ 18,658	$ 19,020	$ 18,612	$ 18,056	$ 18,474	$ 17,235	$ 17,739	$ 16,361	$ 15,328	$ 16,896	$ 17,676	$ 16,504	$ 18,090	$ 18,006	$ 19,486	$ 19,071	$ 19,536	$ 20,565	$ 19,623	$ 20,162	$ 19,251	$ 20,006	$ 19,537	$ 19,236	$ 19,121	$ 18,749	$ 17,998	$ 17,417	$ 16,992	$ 17,170	$ 16,471	$ 14,547	$ 15,047	$ 15,545	$ 14,642	$ 14,081	$ 13,711	$ 13,113	$ 11,960	$ 13,724	$ 15,021	$ 15,183	$ 14,721	$ 14,379	$ 13,977	$ 13,653	$ 13,944	$ 13,933	$ 13,084	$ 13,857	$ 13,397	$ 13,227	$ 12,857	$ 11,983	$ 12,877	$ 12,755	$ 13,773	$ 13,675	$ 13,585	$ 13,178	$ 13,218	$ 13,207	$ 13,033	$ 13,323	$ 13,892	$ 13,184	$ 13,007	$ 12,745	$ 12,504	$ 12,226	$ 12,210	$ 11,915	$ 11,889	$ 11,594	$ 11,391	$ 11,230	$ 10,935	$ 10,678	$ 10,398	$ 10,310	$ 10,513	$ 10,448	$ 10,437	$ 9,999	$ 10,156	$ 10,112	$ 9,948	$ 9,328	$ 9,421	$ 10,033	$ 10,182	$ 10,246	$ 9,476	$ 9,848	$ 10,555	$ 10,339	$ 10,591	$ 10,551	$ 10,291	$ 10,453	$ 9,874	$ 10,000